ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Textual) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 30, 2013 CAD	Dec. 31, 2014 CAD	Jan. 30, 2013 USD ($)	Aug. 29, 2014 PRSC Land Developments Ltd [Member] CAD	Aug. 29, 2014 PRSC Land Developments Ltd [Member] PRSC Limited Partnership [Member] CAD	Jan. 30, 2013 Snowflake Mill [Member] USD ($) acre
Payments for (Proceeds from) Investments				3.0
Assets Held-for-sale, Long Lived			13.5
Multiemployer Plans, Withdrawal Obligation						11.7
Area Of Land, Equipment And Other Assets Sold						19,000
Impairment Severances and Other Closure Costs Discontinued Operations Gross	19.9
Proceeds from Sale of Land Held-for-use		0.3
Gain (Loss) on Sale of Properties					2.1
Deferred Gain on Sale of Property					2.5
Disposal Group, Including Discontinued Operation, Assets		1.4